Related Party Transactions	6 Months Ended	12 Months Ended
	Jul. 31, 2017	Jan. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 4 – Related party transactions

We entered into the following transactions with related parties during the six months ended July 31, 2017:

We rented an office from Jim Briscoe, our Chairman of the Board, CEO and CFO, on a month-to-month basis for $522 per month. The total rent expense related to this office was $3,132 for the six months ended July 31, 2017. No amount was due as of July 31, 2017,

At July 31, 2017, we had a balance of accrued unpaid wages of $639,570 to Jim Briscoe, our Chairman of the Board, CEO, CFO and President. Additionally, we had a balance of accrued unpaid wages of $15,625 to a former President.

We have an option to explore 26 standard federal lode mining claims at the East Silverbell project and 29 standard federal lode mining claims at the Walnut Creek project from JABA US Inc., (“JABA”) an Arizona corporation in which two of our directors are owners. We are required to pay annual rentals to maintain the claims in good standing. We paid $8,525 in rental fees to maintain these mineral claims during the six months ended July 31, 2017. The original option agreement was for the period from April 11, 2008 through January 1, 2011 and was extended through June 1, 2013, June 1, 2015 and then to June 1, 2021. This may be further extended in five year periods or increments in the future by any JABA director.

At July 31, 2017, we had accounts payable to JABA of $34,798, which is reflected as accounts payable to related party on the accompanying consolidated balance sheet.

NOTE 13 – Related party transactions

We entered into the following transactions with related parties during the year ended January 31, 2017:

We rented an office from Jim Briscoe, our Chairman of the Board, CEO and CFO, on a month-to-month basis for $522 per month. The total rent expense related to this office was $6,264 for the year ended January 31, 2017. No amount was due as of January 31, 2017.

At January 31, 2017, we had a balance of accrued unpaid wages of $595,070 to Jim Briscoe, our Chairman of the Board, CEO, CFO and President. Additionally, we had a balance of accrued unpaid wages of $15,625 to a former President.

On May 31, 2016, the Company extended the expiration date of all 93,887,870 warrants issued between May 1, 2013 and May 1, 2016 for an additional three years at their original exercise prices ranging from $0.0021 to $0.0324. These warrants included 43,156,160 warrants purchased by officers and directors at their original exercise prices ranging from $0.0021 to $0.0207.

On October 11, 2016, the Company issued 6,879,950 stock options to Jim Briscoe, our Chairman of the Board, CEO and CFO, at an exercise price of $0.003. The options vested immediately and have a 10-year term.

We have an option to explore 26 standard federal lode mining claims at the East Silverbell project and 29 standard federal lode mining claims at the Walnut Creek project from JABA US Inc., (“JABA”) an Arizona corporation in which two of our directors are owners. We are required to pay annual rentals to maintain the claims in good standing. We paid $27,494 in rental fees to maintain the mineral claims during the year ended January 31, 2017. The original option agreement was for the period from April 11, 2008 through January 1, 2011 and was extended through June 1, 2013, June 1, 2015 and then to June 1, 2021. This may be further extended in five year periods or increments in the future by any JABA director.

At January 31, 2017, we had accounts payable to JABA of $34,798, which is reflected as accounts payable to related party on the accompanying balance sheet.

We entered into the following transactions with related parties during the year ended January 31, 2016:

Paid or accrued $6,263 in rent on an office from Jim Briscoe, our Chairman of the Board, CEO and CFO, and President on a month-to-month basis for $522 per month.

At January 31, 2016, we had a balance of accrued unpaid wages of $472,953 to Jim Briscoe, our Chairman of the Board, CEO, CFO and President.

At January 31, 2016, we had a balance of accrued unpaid wages of $15,625 to Larry Liang, our former President.

We have an option to explore 26 standard federal lode mining claims at the East Silverbell project and 29 standard federal lode mining claims at the Walnut Creek project from JABA US Inc., an Arizona Corporation in which two of our directors are owners. We are required to pay annual rentals to maintain the claims in good standing. During the year ended January 31, 2016 we paid $8,525 in rental fees to maintain the mineral claims in good standing. The original option agreement was for the period from April 11, 2008 through January 1, 2011 and was extended through June 1, 2013, June 1, 2015 and now to June 1, 2021. This may additionally be extended in five year periods or increments in the future by any JABA director.